Fair Value Measurements - Schedule of Roll Forward of Major Level 3 Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Derivative Liabilities [Member]
Schedule of Roll Forward of Major Level 3 Investments [Line Items]
Fair value of Level 3 investments	¥ 5,721	¥ 10,701	¥ 9,086
Reclassification of forward exchange contracts		(6,014)	(651)
Unrealized fair value change of the derivative liabilities	(5,716)	1,034	2,266
Unrealized fair value change of the available-for-sale investments
Disposal of available-for-sale debt investments
Fair value of Level 3 investments	5	5,721	10,701
Available- for-Sale Debt Investments [Member]
Schedule of Roll Forward of Major Level 3 Investments [Line Items]
Fair value of Level 3 investments	58,465	68,011	74,866
Reclassification of forward exchange contracts
Unrealized fair value change of the derivative liabilities
Unrealized fair value change of the available-for-sale investments	1,159	(3,546)	(6,427)
Disposal of available-for-sale debt investments		(6,000)	(428)
Fair value of Level 3 investments	¥ 59,624	¥ 58,465	¥ 68,011